Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenues [Abstract]
Vessel Revenues
The following table includes the vessel revenues earned by the Company in each of the years ended December 31, 2022, 2023 and 2024, as presented in the accompanying consolidated statements of comprehensive income:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2023	2024
Time charter revenues	150,216,130	97,515,511	65,069,003
Total Vessel revenues	$150,216,130	$97,515,511	$65,069,003

The following table represents a disaggregation of revenue from contracts with customers by type of service:

December 16 to December 31, 2024
Ship Management	$838,809
Management Services	309,259
Transaction Services	212
Other Revenue	26,096
Total	$1,174,376

Geographical Disaggregation of Revenue
The following table represents a geographical disaggregation of revenue:

December 16 to December 31, 2024
Germany	$850,942
The Netherlands	102,799
China (Hong Kong)	112,528
Singapore	39,121
Panama	67,174
Colombia	1,812
Total revenue from services	$1,174,376